SHAREHOLDERS' EQUITY (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended						0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended					0 Months Ended
	Oct. 31, 2013	Dec. 31, 2006	May 31, 2004	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)		Dec. 31, 2013 ILS	Dec. 31, 2012 ILS	Jun. 06, 2011 Private Placement Warrants [Member]	Dec. 31, 2012 Private Placement Warrants [Member]	Jun. 06, 2011 Ordinary shares [Member] USD ($)	Dec. 31, 2012 Ordinary shares [Member]	Dec. 31, 2011 Ordinary shares [Member] USD ($)		Dec. 31, 2012 Warrant [Member]	Dec. 31, 2012 Consultant [Member] USD ($)	Dec. 15, 2013 Options to Employees and Management [Member] USD ($)	Nov. 19, 2013 Options to Employees and Management [Member] USD ($)	Oct. 15, 2013 Options to Employees and Management [Member] USD ($)
Stock Compensation:
Additional options authorized	1,100,000	700,000	650,000
Options outstanding				1,363,848					1,290,841
Minimum exercise price				$ 1.30
Maximum exercise price				$ 6.04
Options available for future grant				857,782
Options granted				562,300														377,300	50,000	135,000
Vesting period																		3 years	2 years	2 years
Exercise price																		$ 6.04	$ 4.45	$ 3.86
Exercisable at the end of the year				754,043
Intrinsic value of options exercised				$ 2,889
Unrecognized compensation costs related to non-vested share-based compensation arrangements				1,275
Unrecognized compensation costs related to non-vested share-based compensation arrangements, recognition period				2 years 7 months 6 days
Weighted average grant date fair values of options granted				$ 2.38	$ 1.85
Share-based compensation with consultants:
Shares issued for services																	250,000
Compensation expenses					813												813
Private placement transaction:
Issuance of Ordinary shares and Warrants, net (Note 10b), shares												1,425,000		1,425,000	[1]
Ordinary shares, par value per share								0.04	0.04
Issuance of Ordinary shares and Warrants, net (Note 10b)						2,497	[1]					2,497		17	[1]
Share price												$ 2.00
Issuance costs associated with issuance of Ordinary shares and Warrants						$ 335						$ 353
Number of shares covered by warrants										441,750
Term of warrants										5 years
Date from which warrants can be exercised										Jun. 13, 2011
Exercise price of warrants										2.20
Warrants exercised											112,500
Conversion of warrants into shares													26,533			(55,575)

[1]	Net of issuance expenses in the amount of $ 353